Net Gratuity Cost (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 860.6	$ 13.3	₨ 513.3	₨ 504.7
Interest cost	454.6	7.0	256.1	182.4
Expected return on plan assets	(389.7)	(6.0)	(212.3)	(166.2)
Actuarial (gains)/losses	287.6	4.4	95.2	(9.1)
Net gratuity cost	₨ 1,213.1	$ 18.7	₨ 652.3	₨ 511.8